Depreciation and Amortization (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Depreciation by Segment [Line Items]
Depreciation and amortization		$ 129,077	$ 127,903	$ 129,199
Operating Segments [Member] | Dental Consumables, Endodontic and Dental Laboratory Businesses
Reconciliation of Depreciation by Segment [Line Items]
Depreciation and amortization		44,639	43,060	43,414
Operating Segments [Member] | Healthcare, Orthodontic and Implant Businesses
Reconciliation of Depreciation by Segment [Line Items]
Depreciation and amortization		73,770	73,077	71,036
Operating Segments [Member] | Select Developed and Emerging Markets Businesses
Reconciliation of Depreciation by Segment [Line Items]
Depreciation and amortization		5,279	5,623	6,094
Corporate, Non-Segment [Member]
Reconciliation of Depreciation by Segment [Line Items]
Depreciation and amortization	[1]	$ 5,389	$ 6,143	$ 8,655

[1]	Includes amounts recorded at Corporate headquarters